(Wanger Select)

WANGER ADVISORS TRUST
Wanger Select
(the "Fund")

Supplement dated January 24, 2011 to the Prospectuses dated May 1, 2011 and the Statement of Additional Information dated May 1, 2011

Effective January 31, 2012, the Fund will no longer be classified as a non-diversified investment company within the meaning of Section 5(b) of the Investment Company Act of 1940.

Effective January 31, 2012, the Fund's prospectuses dated May 1, 2011 are supplemented as follows:

The last sentence of the fourth paragraph under the heading Principal Investment Strategies is replaced in its entirety with the following:

The Fund was previously registered as a non-diversified investment company. Because its investments remained diversified for a period of approximately three years, the Fund lost the ability to invest in a non-diversified manner and is now considered a diversified investment company. The Fund will not be able to become non-diversified unless it seeks and obtains the approval of shareholders.

The last bullet point under the heading Principal Risks is deleted in its entirety.